UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard
         Suite 2400
         Houston, TX  77056

13F File Number:  28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger E. King
Title:     President
Phone:     713/961-0462

Signature, Place, and Date of Signing:

     Roger E. King     Houston, TX     January 16, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total:     776197


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ace Limited                 Common              G0070K103      361     8500 X                                 8500        0        0
Ackerley Group Inc          Common              004527107     2945   326990 X                               326990        0        0
ACTV US                     Common              00088E104      649   152755 X                               152723        0       32
Adelphia Communications CL ACommon              006848105    51037   988603 X                               987784        0      819
AT&T Corp  Cl A             Common              001957208    13997  1032073 X                              1031611        0      462
Beckman Coulter Inc         Common              075811109     1614    41800 X                                41800        0        0
Belo Corp                   Common              080555105      471    29430 X                                29430        0        0
Boston Scientific           Common              101137107    33334  2435390 X                              2433394        0     1996
Broadwing Inc               Common              111620100    42312  1854781 X                              1852896        0     1885
Cabletron Systems Inc       Common              126920107      383    25400 X                                25400        0        0
Cablevision Systems         Common              12686C109    50506   594630 X                               594075        0      555
Cendant Corp                Common              151313103    15060  1564660 X                              1563454        0     1206
Centurytel Inc              Common              156700106    22494   629195 X                               628231        0      965
Charter Communications-A    Common              16117M107    22989  1013311 X                              1010915        0     2396
CIT Group                   Common              125577106     4802   238605 X                               238567        0       38
Citizens Communication      Common              17453B101    13020   991965 X                               990177        0     1788
Countrywide Credit Inds     Common              222372104     6227   123920 X                               123883        0       37
Diebold Incorporated        Common              253651103    29960   897689 X                               896864        0      825
Dobson Communications       Common              256069105    33643  2300375 X                              2297896        0     2479
Dollar Thrifty Automotive   Common              256743105     8141   434210 X                               434210        0        0
Elan Corp PLC               Common              284131208    46262   988246 X                               987485        0      761
Energizer Holdings Inc      Common              29266R108     8427   394225 X                               394196        0       29
Equifax                     Common              294429105     8151   284131 X                               283783        0      348
Fox                         Common              35138T107    17769   994045 X                               993213        0      832
General Electric            Common              369604103      643    13406 X                                13406        0        0
General Motors - Class H    Common              370442832     1228    53380 X                                53176        0      204
GlaxoSmithkline Beecham     Common              832377105      972    17366 X                                17366        0        0
Global Crossing Ltd         Common              G3921A100    21931  1532319 X                              1530798        0     1521
Golden State Bancorp        Common              381197102     2021    64285 X                                64229        0       56
Great Lakes Chem Corp       Common              390568103     1439    38685 X                                38670        0       15
Hibernia                    Common              428656102      389    30510 X                                30510        0        0
IB M                        Common              459200101      842     9904 X                                 9904        0        0
Johnson & Johnson           Common              478460104     2132    20295 X                                20295        0        0
King Pharmaceuticals Inc    Common              495582108    33894   655740 X                               654688        0     1052
Kmart Corp                  Common              482584208      696   131000 X                               131000        0        0
Knight Trading              Common              499063105     3310   237510 X                               237180        0      331
Labanche & Co               Common              505447102     7694   251745 X                               251438        0      308
Lands End                   Common              515086106      214     8500 X                                 8500        0        0
Lehman Bros Holdings        Common              524908100    20488   302965 X                               302623        0      342
MBIA Incorporated           Common              55262C100     1701    22950 X                                22950        0        0
Media General               Common              584404107     5987   164486 X                               164339        0      147
Meredith Corporation        Common              589433101     1596    49577 X                                49570        0        8
Microcell Commun            Common              59501T304     1552    81680 X                                81680        0        0
Net2Phone Inc               Common              64108N106      562    76230 X                                76219        0       12
Nextel Comm Inc CL A	    Common              628530107    22181   896212 X                               895228        0      984
Nextel Partners Inc CL A    Common              65333F107     4117   244875 X                               244862        0       14
Paxson Communications       Common              704231109     7142   598275 X                               597755        0      520
Pegasus Communication       Common              70556E100     5291   205480 X                               205480        0        0
Price Communications        Common              741437305     2307   137210 X                               137210        0        0
Primaco AG-spon ADR         Common              74154N108     1715   315407 X                               315391        0       16
Rural Cellular Corp         Common              781904107     9954   335989 X                               335447        0      543
Siliconix                   Common              827079203     1343    59710 X                                59710        0        0
Southwest Gas               Common              844895102     2759   126115 X                               126093        0       22
St Jude Medical Inc         Common              798049103    49097   799145 X                               798083        0     1062
Telephone & Data Systems    Common              879433100    39349   437216 X                               436775        0      442
Texas Instruments           Common              882508104     1250    26390 X                                26390        0        0
United Global               Common              913247508     5910   433738 X                               433003        0      735
Verizon Communications      Common              92343V104     3005    59959 X                                59939        0       20
Viatel Inc                  Common              925529208     5298  1424695 X                              1424695        0        0
VISX                        Common              92844S105     9243   885537 X                               884630        0      907
Voicestream Wireless        Common              928615103    12184   121081 X                               121081        0        0
Watson Pharmaceutical Inc   Common              942683103    16716   326569 X                               326182        0      387
Western Wireless Corp Cl A  Common              95988E204    22335   569941 X                               569156        0      785
Whitman Corp (new)          Common              96647R107     4384   267700 X                               267647        0       53
Williams Sonoma             Common              969904101     1396    69810 X                                69793        0       18
Winstar Communications Inc  Common              975515107     4032   344943 X                               344362        0      582
Worldcom Inc                Common              98157D106     1344    95540 X                                95540        0        0